Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Equity
Note 11 - Equity

A.	Recapitalization and Subscription Agreements

On August 13, 2021 (the “Closing Date”), the Company merged with SWAG. On the Closing Date, the following transactions occurred pursuant to the terms of the Merger, Subscription and Share Purchase agreements:

1)
Merger Sub merged with and into SWAG, with SWAG surviving the merger. As a result of the Merger, and simultaneously with the other transactions mentioned above, SWAG became a wholly owned subsidiary of the Company, with the securityholders of SWAG becoming securityholders of the Company.

2)	Each outstanding Preferred Share of the Company was converted into one Ordinary Share.

3)
After giving effect to the redemption of approximately $59,863 thousand of SWAG's Class A Stock, the remaining securityholders of SWAG were issued an aggregate of 15,576,479 of the Company's ordinary shares for gross proceeds of $112,646 thousand.

4)	In accordance with the terms of the Subscription Agreements, the PIPE Investors were issued an aggregate of 14,250,000 the Company's ordinary shares for gross proceeds of $142,500 thousand.

5)
In accordance with the terms of the Share Purchase Agreement, the Secondary PIPE Investors purchased 3,000,000 of the Company's ordinary shares from the Secondary Selling Shareholders at a purchase price of $10.00 per share, for an aggregate purchase price of $30,000 thousand.

6)
The Company effected a share split of each ordinary share into such number of ordinary shares, such that each ordinary share has a value of $10.00 per share after giving effect to such share split. As of the Closing Date, the share split calculated ratio was 1:4.6937. As a result, all ordinary share, redeemable convertible preferred shares, options for ordinary shares, exercise price and net loss per share amounts were adjusted retroactively for all periods.

In addition, upon the closing of the Recapitalization, 8,625,000 public warrants and 5,200,000 private warrants, that were both issued by SWAG prior to the Transaction, were outstanding to purchase Company Ordinary Shares.

Each warrant entitles the holder to purchase one Company Ordinary Share at a price of $11.50 per share, subject to adjustments. The warrants are exercisable at any time commencing 30 days after the completion of the Recapitalization and expire five years after the Closing Date or earlier upon redemption or liquidation. The Company may redeem the outstanding warrants in whole and not in part at a price of $0.01 per warrant at any time after they become exercisable, provided that the last sale price of the Company Ordinary Shares equals or exceeds $18 per share, subject to adjustments, for any 20-trading days within a 30-trading day period ending three business days prior to the date on which the Company sends the notice of redemption to the warrant holders. The private warrants have similar terms as the public warrants, except that the private warrants may be exercised on a cashless basis at the holder’s option and the private warrants will not be redeemed by the Company as long as they are held by the initial purchasers or their permitted transferees, but once they are transferred, they have the same rights as the public warrants. The public warrants were classified as a component of permanent equity and the private warrants were classified as a liability measured at fair value pursuant to ASC 480 “Distinguishing Liabilities from Equity” and ASC 815 “Derivatives and Hedging”.

B. Ordinary shares

Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors, subject to the prior rights of holders of all classes of shares outstanding.

C. Redeemable Convertible Preferred Seed, A, B, C and C-1 Shares

Upon the consummation of the recapitalization transaction, all redeemable convertible preferred shares outstanding, totaling 64,105,866 shares, were automatically converted into an equivalent number of ordinary shares on a one-to-one basis and their carrying value of $88,598 thousand was reclassified into shareholders’ equity.

D. Warrants for redeemable convertible preferred shares

On February 16, 2020, the Company signed an investment agreement for a total consideration of $20,000 thousand, issuing a total of 4,717,813 redeemable convertible preferred C shares together with 1,179,456 warrants (“Warrants”). Each warrant was exercisable to one redeemable convertible preferred C Share with an exercise price of $0.0001 per warrant. On June 15, 2021, the warrants were converted to 1,179,456 redeemable convertible preferred C shares.

As the deemed liquidation preference provisions of the Redeemable Convertible Preferred C Shares were considered contingent redemption provisions that are not solely within the Company’s control, the Warrants had been presented as a liability, with a mark-to-market adjustment related to value of the Warrants being charged to the consolidated statements of operations as part of the financial income (expenses), net, every period. For the years ended December 31, 2021 and 2020, the Company recorded a financial expense of $3,165 thousand and $3,271 thousand relating to the warrant’s fair value increased in the periods, respectively.

The exercise price of each Warrant was $0.0001 and therefore, the fair value of each Warrant is approximately equaled to the fair value of the underlined Redeemable Convertible Preferred C Share.

E. Warrants for ordinary shares

In connection with the Recapitalization, on August 13, 2021, the Company issued warrants to purchase an aggregate of up to 13,825,000 Company Ordinary Shares, of which 5,200,000 are private warrants. The private warrants include provisions for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. Because the holder of the warrant is not an input into the pricing of a fixed-for-fixed option on equity shares, such a provision precludes the warrants from being indexed to the Company’s share, and thus the warrants were classified as a liability measured at fair value, with changes in fair value each period reported in the consolidated statements of operations. The Company measures the fair value of the private warrants using the Black and Scholes option pricing model. The fair value of the private warrants is considered a Level 3 fair value pursuant to ASC 820 “Fair Value” since valuation technique includes unobservable inputs.

The Black-Scholes assumptions used to value the private warrants are as follows:

	December 31	December 31
	2022	2021
Volatility	89.1%	41.0%
Risk-free interest rate	4.1%	1.2%
Expected dividends	0.0%	0.0%
Expected life (in years)	3.62	4.6

For the year ended December 31, 2022, and 2021, the Company recognized a financial income of $1,769 thousand and $8,424 thousand, respectively, to the consolidated statements of operations as part of the financial income (expenses), net, relating to the warrant’s fair value decreased in the period.

	December 31	December 31
	2022	2021

Value of warrant per share	$0.03	$0.37
Number of ordinary shares issuable upon exercise of warrants	5,200,000	5,200,000
Fair value of warrant liability (in USD thousand)	$155	$1,924

F. Share Based Compensation

In February 2016, the Company adopted the 2016 Share Incentive Plan (the “2016 Plan”) for employees and consultants. Under the 2016 Plan, the Board of Directors (the “Board”) has the authority to grant share options to employees and consultants of the Company under varying Israel tax regimes or any other tax ruling provided by the tax authorities to the Company, as well as with respect to non-Israeli residents pursuant to the applicable law in their respective country of residence. Each option entitles the holder to purchase one ordinary share with no par value. On December 25, 2016, the Company adopted the 2016 U.S. Sub Plan, designated for U.S. persons.

In April 2021, the Company adopted the 2021 Share Incentive Plan (the “2021 Plan”). Following the effectiveness of the 2021 Plan, the Company will no longer grant any awards under the 2016 Plan, though previously granted options under the 2016 Plan remain outstanding and governed by the 2016 Plan. The 2021 Plan provides for the grant of share options and restricted share units.

The awards have varying terms, but generally vest over four years. Share options expire 10 years after the date of grant. The Company issues new ordinary shares upon exercise of share options.

Share Options

A summary of the stock option activity for the year ended December 31, 2022, is as follows:

		Weighted
		average
	Number of Options	exercise price

Outstanding - January 1, 2021	9,166,946
Granted	754,988	$0.40
Forfeited	(97,123)	$0.62
Exercised	(233,507)	$0.18
Outstanding - December 31, 2021	9,591,304	$0.65
Forfeited	(638,932)	$1.11
Exercised	(916,310)	$0.15
Outstanding - December 31, 2022	8,036,062	$0.67
Exercisable at end of period	7,303,499	$0.26

The following table summarizes information about stock options outstanding at December 31, 2022:

	Options outstanding		Option exercisable
Exercise price	Number outstanding at December 31, 2022	Weighted average remaining contractual life (in years)	Number exercisable at December 31, 2022
$ 9.23	434,484	8.62	86,465
$ 1.11	199,138	7.07	152,183
$ 0.93	2,835	7.36	1,770
$ 0.64	882,757	7.54	555,280
$ 0.62	225,857	6.11	216,810
$ 0.47	47,937	5.09	47,937
$ 0.14	1,001,729	4.01	1,001,729
$ 0.07	502,342	5.04	502,342
$ 0.06	4,738,983	3.64	4,738,983
	8,036,062		7,303,499

The fair value of each option award is estimated on the grant date using the Black-Scholes option pricing model, which requires the input of highly subjective assumptions. No options were granted during 2022.

The Black-Scholes assumptions used to value the employee options at the grant dates during 2021 and 2020 were as follows:

	Year ended	Year ended
	December 31	December 31
	2021	2020
Volatility	40.6%-45.6%	38.3%-41.1%
Risk-free interest rate	0.6%-1.4%	0.4%-1.6%
Expected dividends	0.0%	0.0%
Expected life (in years)	5.8-6.1	5.5-6.1

Restricted Share Units ("RSU")

A summary of RSU activity and related information under the Company's equity incentive plan and the RSU award is as follows:

		Weighted
		Average grant
	Number of RSUs	date fair value

Balance at January 1, 2021	-
Granted	4,031,528	$5.21
Vested	(98,406)	$7.67
Forfeited	(94,257)	$5.60
Balance at December 31, 2021	3,838,865	$5.14
Granted	10,662,754	$1.12
Vested	(2,188,669)	$3.42
Forfeited	(1,747,698)	$3.91
Balance at December 31, 2022	10,565,252	$1.65

Share-Based Compensation Expenses

The share-based compensation expenses by line item in the accompanying Consolidated Statements of Operations is summarized as follows:

	Year Ended	Year Ended	Year Ended
	December 31	December 31	December 31
	2022	2021	2020
	USD thousands	USD thousands	USD thousands
Cost of Service	73	-	-
Research and development	2,105	1,103	771
Sales and marketing	3,025	737	406
General and administrative	4,553	1,767	263

	9,756	3,607	1,440

The total unrecognized share-based compensation cost as of December 31, 2022, was $20.2 million, which will be recognized over a weighted-average period of 1.45 years. Subsequent to the balance sheet date, a significant portion of the share-based awards and RSUs were forfeited as result of the employment termination of employees. The Company accounts for forfeitures when the employee leaves the Company.

G.	Accumulated other comprehensive loss

The following tables present the changes in the components of accumulated other comprehensive loss, net of taxes, for the year ended December 31, 2022:

	Unrealized losses on
	available- for-sale	Foreign currency
	marketable securities, net	translation adjustments	Total
	USD thousands

Balance as of January 1, 2022	-	-	-
Other comprehensive loss before reclassifications	59	4,791	4,850
Amounts reclassified from accumulated other comprehensive loss	-	-	-
Other comprehensive loss, net of tax	59	4,791	4,850
Balance as of December 31, 2022	59	4,791	4,850

During the years ended and as of December 31, 2021 and 2020, the Company did not have accumulated other comprehensive loss.